                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                ------------------------

Check here if Amendment  [ ] ;  Amendment Number: ______
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:       WASLIC Company II
Address:    802 West Street
                Wilmington, DE  19801


Form 13F File Number:  28-04795
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel Lindley
Title:    President
Phone:    (302) 428-3506

Signature, Place, and Date of Signing:


Daniel F. Lindley              Wilmington, DE                 5/08/01
----------------------         -------------------           -------------------
[Signature]                        [City, State]                   [Date]

Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number           Name
     28-04795                              _________________________________
     --------

======================================================================================================================
          ITEM 1:                                                   ITEM 2:              ITEM 3:              ITEM 4:
     NAME OF ISSUER                                             TITLE OF CLASS           CUSIP #              SHARES
======================================================================================================================
WASLIC CO II
------------

ALLIANCE ATLANTIS COMMUNICATIONS                                  Common Stock          01853E204                1,200
ALLIANT ENERGY CORP                                               Common Stock          018802108              243,396
APPLIED MATERIALS INC                                             Common Stock          038222105               41,000
BANK NEW YORK INC                                                 Common Stock          064057102            1,545,000
BROADWING INC                                                     Common Stock          111620100            4,765,278
CINCINNATI FINL CORP                                              Common Stock          172062101            1,653,729
CONVERGYS CORPORATION                                             Common Stock          212485106            5,765,278
FIFTH THIRD BANCORP                                               Common Stock          316773100           18,791,242
ITC DELTACOM INC                                                  Common Stock          45031T104               40,000
INTEL CORP                                                        Common Stock          458140100               64,000
IBM CORP                                                          Common Stock          459200101                4,300
JP MORGAN CHASE AND CO                                            Common Stock          46625H100               22,200
KANSAS CITY POWER & LIGHT                                         Common Stock          485134100               20,000
LEXMARK INTERNATIONAL INC                                         Common Stock          529771107               72,700
MAGNA INTERNATIONAL INC CL A                                      Common Stock          559222401              100,700
MASCO CORP                                                        Common Stock          574599106               87,300
MCLEODUSA INC                                                     Common Stock          582266102               70,000
MEAD CORP                                                         Common Stock          582834107               46,400
MIDWEST BANC HOLDINGS INC                                         Common Stock          598251106               46,000
NRG ENERGY INC                                                    Common Stock          629377102               30,000
NISOURCE INC                                                      Common Stock          65473P105               90,000
NORTEL NETWORKS CORP                                              Common Stock          656568102               38,000
NORTH FORK BANCORP                                                Common Stock          659424105               38,300
NORTHWESTERN CORP                                                 Common Stock          668074107              270,000
OHIO CASUALTY CORP                                                Common Stock          677240103              928,100
ONLINE RESOURCES & COMM CORP                                      Common Stock          68273G101               71,284
PINNACLE HOLDINGS INC.                                            Common Stock          72346N101               67,700
PUGET ENERGY INC                                                  Common Stock          745310102               50,000
SCHLUMBERGER LTD                                                  Common Stock          806857108               11,300
SPRINT CORP                                                       Common Stock          852061100               50,000
SUN MICROSYSTEMS                                                  Common Stock          866810104               47,400
US BANCORP                                                        Common Stock          902973304           17,254,305
US FREIGHTWAYS CORP                                               Common Stock          916906100                8,300
VERIZON COMMUNICATIONS                                            Common Stock          92343V104               22,900
WEATHERFORD INTL INC NEW                                          Common Stock          947074100               50,000
WORLDPAGES.COM INC                                                Common Stock          981922107              265,000
RSL COMMUNICATIONS LTD                                            Common Stock          G7702U102               35,000


                               TOTAL                                                                        52,707,312






                                                                  ITEM 6:
                                                             INVESTMENT DISCRETION
               ITEM 1:                   ITEM 5:    --------------------------------------    ITEM 7:
           NAME OF ISSUER              FAIR MARKET  (a)SOLE     (b) SHARED-    (c) SHARED-   MANAGERS
                                         VALUE                   AS DEFINED        OTHER    SEE INSTR. V
                                                                 IN INSTR. V
========================================================================================================
WASLIC CO II

ALLIANCE ATLANTIS COMMUNICATIONS            13,200   X
ALLIANT ENERGY CORP                      7,744,861   X
APPLIED MATERIALS INC                    1,783,500   X
BANK NEW YORK INC                       76,075,800   X
BROADWING INC                           91,255,074   X
CINCINNATI FINL CORP                    62,738,344   X
CONVERGYS CORPORATION                  207,953,577   X
FIFTH THIRD BANCORP                  1,004,156,995   X
ITC DELTACOM INC                           235,000   X
INTEL CORP                               1,684,000   X
IBM CORP                                   413,574   X
JP MORGAN CHASE AND CO                     996,780   X
KANSAS CITY POWER & LIGHT                  492,000   X
LEXMARK INTERNATIONAL INC                3,309,304   X
MAGNA INTERNATIONAL INC CL A             4,658,382   X
MASCO CORP                               2,107,422   X
MCLEODUSA INC                              608,125   X
MEAD CORP                                1,164,176   X
MIDWEST BANC HOLDINGS INC                  713,000   X
NRG ENERGY INC                           1,092,000   X
NISOURCE INC                             2,800,800   X
NORTEL NETWORKS CORP                       533,900   X
NORTH FORK BANCORP                         993,885   X
NORTHWESTERN CORP                        6,615,000   X
OHIO CASUALTY CORP                       8,729,941   X
ONLINE RESOURCES & COMM CORP               124,747   X
PINNACLE HOLDINGS INC.                     598,722   X
PUGET ENERGY INC                         1,144,000   X
SCHLUMBERGER LTD                           650,993   X
SPRINT CORP                              1,099,500   X
SUN MICROSYSTEMS                           728,538   X
US BANCORP                             400,299,876   X
US FREIGHTWAYS CORP                        261,450   X
VERIZON COMMUNICATIONS                   1,128,970   X
WEATHERFORD INTL INC NEW                 2,467,500   X
WORLDPAGES.COM INC                         490,250   X
RSL COMMUNICATIONS LTD                       1,260   X


               TOTAL                 1,897,864,445




                                                        ITEM 8:
                                                   VOTING AUTHORITY
                                                       (SHARES)
               ITEM 1:                   ---------------------------------
           NAME OF ISSUER                (a)SOLE    (b) SHARED    (c) NONE


==========================================================================
WASLIC CO II

ALLIANCE ATLANTIS COMMUNICATIONS            1,200
ALLIANT ENERGY CORP                       243,396
APPLIED MATERIALS INC                      41,000
BANK NEW YORK INC                       1,545,000
BROADWING INC                           4,765,278
CINCINNATI FINL CORP                    1,653,729
CONVERGYS CORPORATION                   5,765,278
FIFTH THIRD BANCORP                    18,791,242
ITC DELTACOM INC                           40,000
INTEL CORP                                 64,000
IBM CORP                                    4,300
JP MORGAN CHASE AND CO                     22,200
KANSAS CITY POWER & LIGHT                  20,000
LEXMARK INTERNATIONAL INC                  72,700
MAGNA INTERNATIONAL INC CL A              100,700
MASCO CORP                                 87,300
MCLEODUSA INC                              70,000
MEAD CORP                                  46,400
MIDWEST BANC HOLDINGS INC                  46,000
NRG ENERGY INC                             30,000
NISOURCE INC                               90,000
NORTEL NETWORKS CORP                       38,000
NORTH FORK BANCORP                         38,300
NORTHWESTERN CORP                         270,000
OHIO CASUALTY CORP                        928,100
ONLINE RESOURCES & COMM CORP               71,284
PINNACLE HOLDINGS INC.                     67,700
PUGET ENERGY INC                           50,000
SCHLUMBERGER LTD                           11,300
SPRINT CORP                                50,000
SUN MICROSYSTEMS                           47,400
US BANCORP                             17,254,305
US FREIGHTWAYS CORP                         8,300
VERIZON COMMUNICATIONS                     22,900
WEATHERFORD INTL INC NEW                   50,000
WORLDPAGES.COM INC                        265,000
RSL COMMUNICATIONS LTD                     35,000


                          TOTAL        52,707,312
